Investment Objectives and Goals	Dec. 31, 2025
Prospectus [Line Items]
Registrant Name	THE RBB FUND, INC.
Document Period End Date	Dec. 31, 2025
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Boston Partners Global Equity Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.
Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Objective, Primary [Text Block]	The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.